OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

14. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2014 and 2013 comprised the following:

		December 31, 2014			December 31, 2013
	Useful lives, years	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	1 to 20	67,238	(41,853)	25,385	53,225	(37,265)	15,960
Office software	1 to 10	12,713	(5,695)	7,018	9,309	(3,582)	5,727
Rights to use radio frequencies	1 to 15	11,444	(5,684)	5,760	9,850	(4,905)	4,945
Acquired customer base	4 to 31	7,690	(3,166)	4,524	8,757	(3,622)	5,135
Accounting software	1 to 5	3,637	(2,641)	996	4,330	(3,021)	1,309
Numbering capacity	2 to 15	3,746	(3,508)	238	3,623	(2,849)	774
Credit line	1 to 3	3,238	—	3,238	—	—	—
Other	1 to 15	10,671	(3,238)	7,433	7,090	(2,909)	4,181

Total amortized intangible assets		120,377	(65,785)	54,592	96,184	(58,153)	38,031

Prepayments for intangible assets		2,379	—	2,379	392	—	392

Total other intangible assets		122,756	(65,785)	56,971	96,576	(58,153)	38,423

        Amortization expense for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 15,601 million, RUB 14,110 million and RUB 12,482 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2014 the estimated future amortization expenses for the five years ending December 31, 2019 and thereafter are as follows:

Estimated amortization expense in the year ending December 31,
2015	16,901
2016	13,740
2017	9,601
2018	5,036
2019	2,301
Thereafter	7,013

Total	54,592

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.

        The weighted-average amortization period for billing and telecommunications software acquired during the years ended December 31, 2014 and 2013 is four years.